Share capital and Contributed Surplus - Disclosure of Canadian Compensation Options (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($) $ / $ Year share $ / shares	Sep. 30, 2024 share $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares
Disclosure of classes of share capital [line items]
Number of securities | share	38,992	25,811		5,711	5,953
Exercise price - compensation warrant | $ / shares	$ 24.9	$ 32.3		$ 7.75	$ 7.38
Compensation option [Member]
Disclosure of classes of share capital [line items]
Number of securities | $	5,084
Exercise price - compensation option | $ / shares			$ 41.3
Forward Exchange Rate | $ / $	1.356
Share price | $ / shares	$ 42
Expected life - compensation option | Year	1
Dividend | $	$ 0
Volatility - compensation option	90.00%
Risk free rate - compensation option	4.38%
Fair value per compensation option | $	$ 24.6
Compensation warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price - compensation warrant | $ / shares			$ 50
Forward Exchange Rate | $	1.3483
Expected life - compensation warrant | Year	2.5
Volatility - compensation warrant	75.00%
Risk free rate - compensation warrant	3.15%